Fees Summary	Jun. 13, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 150,000,000
Previously Paid Amount	0
Total Fee Amount	22,965
Total Offset Amount	0
Net Fee	$ 22,965